Long-Lived Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Impairment of long-lived assets held-for-use	¥ 34,692	¥ 79,259	¥ 313,466
Digital AVC Networks [Member]
Impairment of long-lived assets held-for-use	14,746	37,872	252,372
Home Appliances [Member]
Impairment of long-lived assets held-for-use		13,805	18,396
PEW and PanaHome [Member]
Impairment of long-lived assets held-for-use	4,133		19,077
Components and Devices [Member]
Impairment of long-lived assets held-for-use		17,587	18,482
SANYO [Member]
Impairment of long-lived assets held-for-use	12,820	8,897
Other [Member]
Impairment of long-lived assets held-for-use	¥ 2,993	¥ 1,098	¥ 5,139